SUPPLEMENT DATED MARCH 6, 2009
   TO THE PROSPECTUS DATED OCTOBER 6, 2008, AS AMENDED DECEMBER 31, 2008, FOR

                                PERSPECTIVE II(R)

        ISSUED BY JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK(R)
                        THROUGH JNLNY SEPARATE ACCOUNT I

THIS SUPPLEMENT UPDATES THE PROSPECTUS. PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE PROSPECTUS FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------

EFFECTIVE APRIL 6, 2009, JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK WILL NO LONGER OFFER THE GUARANTEED MINIMUM INCOME BENEFIT IN NEWLY ISSUED CONTRACTS.

IN ADDITION, ON AND AFTER MAY 16, 2009, WE WILL NO LONGER ACCEPT SUBSEQUENT PREMIUM PAYMENTS FOR VARIABLE ANNUITY CONTRACTS THAT WERE PURCHASED PRIOR TO OCTOBER 4, 2004, AND TO WHICH A GUARANTEED MINIMUM INCOME BENEFIT ENDORSEMENT IS ATTACHED. THE PROVISIONS OF THE GUARANTEED MINIMUM INCOME BENEFIT ENDORSEMENT OTHERWISE REMAIN UNCHANGED.

































This Supplement is dated March 6, 2009.

(To be used with NV4224 10/08.)

                                                                 NMV3158NY 03/09